Taxes on Income - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carry forward	$ 2,467	$ 937
Other temporary differences	715	77
Deferred tax asset before valuation allowance	3,182	1,014
Valuation allowance	(3,182)	(1,014)
Net deferred tax asset